Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	433,662	—	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	—	1,135,969
More than 1 year	1,421,465	148,166	—	—	1,569,631
Less than 1 year	138,537	—	—	60,342	198,879
At January 1, 2019	1,560,002	148,166	—	60,342	1,768,510

New loans	986,755	50,500	498	896,145	1,933,898
Adoption IFRS 16	—	—	105,238	—	105,238
Scheduled repayments	(92,651)	—	(30,214)	(708,135)	(831,000)
Early repayments	(1,225,747)	—	—	—	(1,225,747)
Other changes	(4,908)	(95)	—	—	(5,003)
Translation differences	—	—	102	(1,139)	(1,037)
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859

More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
At January 1, 2020	1,223,451	198,571	75,624	247,213	1,744,859

New loans	630,000	—	25,703	263,827	919,530
Scheduled repayments	(88,989)	—	(34,492)	(371,021)	(494,502)

Early repayments	(905,000)	(1,000)	—	—	(906,000)
Other changes	(2,602)	708	—	—	(1,894)
Translation differences	—	—	86	11,334	11,420
Balance at December 31, 2020	856,860	198,279	66,921	151,353	1,273,413

More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
Balance at December 31, 2020	856,860	198,279	66,921	151,353	1,273,413
The amounts shown under "New Loans" and "Early Repayments" include drawdowns and repayments under revolving credit facilities during the year.
Bank Loans
On October 13, 2014, the Group entered into a $340.0 million senior secured credit facility with a syndicate of banks. Borrowings under this facility were used to partially finance the acquisition of the four (4) modern Japanese built VLCC vessels ('the VLCC Acquisition Vessels') from Maersk Tankers Singapore Pte Ltd and to repay $153.1 million of outstanding debt and retire the Group's $300.0 million Secured Loan Facility dated April 3, 2009. This facility is comprised of (i) a $148.0 million non-amortizing revolving credit facility and (ii) a $192.0 million term loan facility. This facility has a term of 7 years and bears interest at LIBOR plus a margin of 2.25% per annum. This credit facility is secured by seven of our wholly-owned vessels. On October 22, 2014 a first drawdown under this facility was made to repay a former $300 million secured loan facility, followed by additional drawdowns on December 22, 2014 and December 23, 2014 for an amount of $60.3 million and $50.3 million following the delivery of the Hojo and Hakone respectively. On March 3, 2015 and April 13, 2015 additional drawdowns of $53.4 million and $50.4 million were made following the delivery of the Hirado and Hakata respectively. Following the sale of the Suezmax Felicity in January 2019, the total revolving credit facility was reduced by $13.6 million and an early repayment of $7.3 million. As of December 31, 2019, the outstanding balance on this facility was $43.4 million. Following the signing of the new $713.0 million sustainability linked senior secured credit facility, the loan facility was repaid in full on September 29, 2020.
On August 19, 2015, the Group entered into a $750.0 million senior secured amortizing revolving credit facility with a syndicate of banks. The facility is available for the purpose of (i) refinancing 21 vessels; (ii) financing four newbuilding VLCCs vessels as well as (iii) Euronav's general corporate and working capital purposes. The credit facility will mature on 1 July 2022 and carries a rate of LIBOR plus a margin of 195 bps. As of December 31, 2020 and December 31, 2019, the outstanding balance under this facility was $0.0 million and $130.0, million, respectively. This facility is currently secured by 9 of our wholly-owned vessels.
On November 9, 2015, the Group entered into a $60.0 million unsecured revolving credit facility carrying a rate of LIBOR plus a margin of 2.25%. As of December 31, 2020 and December 31, 2019, there was no outstanding balance under this facility. The credit facility matured on November 9, 2020.
On December 16, 2016, the Group entered into a $409.5 million senior secured amortizing revolving credit facility for the purpose of refinancing 11 vessels as well as Euronav's general corporate purposes. The credit facility was used to refinance the $500 million senior secured credit facility dated March 25, 2014 and will mature on January 31, 2023 carrying a rate of LIBOR plus a margin of 2.25%. Following the sale and lease back of the VLCC Nautica, Nectar and Noble in December 2019, the total revolving credit facility was reduced by $56.9 million. As of December 31, 2020 and December 31, 2019, the outstanding balance on this facility was $65.0 million and $90.0 million, respectively. The credit facility is secured by 8 vessels.
On January 30, 2017, the Group signed a loan agreement for a nominal amount of $110.0 million with the purpose of financing the Ardeche and the Aquitaine. On April 25, 2017, following a successful syndication, the loan was replaced with a new Korean Export Credit facility for a nominal amount of $108.5 million with Korea Trade Insurance Corporation or “K-sure” as insurer. The new facility is comprised of (i) a $27.1 million commercial tranche, which bears interest at LIBOR plus a margin of 1.95% per annum and (ii) a $81.4 million tranche insured by K-sure which bears interest at LIBOR plus a margin of 1.50% per annum. The facility is repayable over a term of 12 years, in 24 installments at successive six month intervals, each in the amount of $3.6 million together with a balloon installment of $21.7 million payable with the 24th installment on January 12, 2029. The K-sure insurance premium and other related transaction costs for a total amount of $3.2 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2020 and December 31, 2019, the outstanding balance on this facility was $83.2 million and $90.5 million, respectively in aggregate. This facility is secured by the VLCCs the Ardeche and the Aquitaine. The facility agreement also contains a provision that entitles the lenders to require us to prepay to the lenders, on January 12, 2024, with 180 days’ notice, their respective portion of any advances granted to us under the facility. The facility agreement also contains provisions that allow the remaining lenders to assume an outgoing lender’s respective portion(s) of the advances made to us or to allow us to suggest a replacement lender to assume the respective portion of such advances.
On March 22, 2018, the Group signed a senior secured credit facility for an amount of $173.6 million with Kexim, BNP and Credit Agricole Corporate and Investment bank acting also as Agent and Security Trustee. The purpose of the loan was to finance up to 70 per cent of the aggregate contract price of the four Ice Class Suezmax vessels that were delivered over the course of 2018. The new facility was comprised of (i) a $69.4 million commercial tranche, which bears interest at LIBOR plus a margin of 2.0% per annum and (ii) a $104.2 million ECA tranche which bears interest at LIBOR plus a margin of 2.0% per annum. The commercial tranche is repayable by 24 equal consecutive semi-annual installments, each in the amount of $0.6 million per vessel together with a balloon installment of $3.5 million payable with the 24th and last installment on August 24, 2030. The ECA tranche is repayable by 24 consecutive semi-annual installments, each in the amount of $1.1 million per vessel and last installment on August 24, 2030. Transaction costs for a total amount of $1.6 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2020 and December 31, 2019, the outstanding balance on this facility was $143.6 million and $156.9 million, respectively. Lenders of the facility have a put option on the 7th anniversary of the facility, for which a notice has to be served 13 months in advance requesting a prepayment of their remaining contribution. After receiving notice, the Group will have to either repay the relevant contribution on the 7th year anniversary or to transfer this contribution to another acceptable lender. The put option can only be exercised if the employment of the vessel at that time is not satisfactory to the lenders.

As a result of the business combination on June 12, 2018, Euronav assumed the $633.5 million senior secured loan facility from Gener8 Maritime Inc. This facility provided for term loans up to the aggregate approximate amount of $963.7 million, which is comprised of a tranche of term loans to be made available by a syndicate of commercial lenders up to the aggregate approximate amount of $282.0 million (the “Commercial Tranche”), a tranche of term loans to be fully guaranteed by the Export-Import Bank of Korea (“KEXIM”) up to the aggregate approximate amount of up to $139.7 million (the “KEXIM Guaranteed Tranche”), a tranche of term loans to be made available by KEXIM up to the aggregate approximate amount of $197.4 million (the “KEXIM Funded Tranche”) and a tranche of term loans insured by Korea Trade Insurance Corporation (“K-Sure”) up to the aggregate approximate amount of $344.6 million (the “K-Sure Tranche”). The Commercial Tranche with a final maturity on September 28, 2022, bears interest at LIBOR plus a margin of 2.75% per annum and is reduced in 10 remaining installments of consecutive three-month interval and a balloon repayment at maturity in 2022. The KEXIM Guaranteed Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 1.50% per annum and is reduced in 39 remaining installments of consecutive three-month interval. The KEXIM Funded Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 2.60% per annum and is reduced in 39 remaining installments of consecutive three-month interval. The K-Sure Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 1.70% per annum and is reduced in 39 remaining installments of consecutive three-month interval. This facility was secured by 13 of our wholly-owned vessels. As of December 31, 2019, the outstanding balance on this facility was $604.8 million in aggregate. On September 26, 2019, the Group repaid this facility in full ($561.6 million) using a portion of the borrowings under our new $700.0 million Senior Secured Credit Facility.

On September 7, 2018, the Group signed a senior secured credit facility for an amount of $200.0 million. The Group used the proceeds of this facility to refinance all remaining indebtedness under the $581.0 million senior secured loan facility, the $67.5 million secured loan facility (Larvotto), and the $76.0 million secured loan facility (Fiorano). This facility is secured by 9 of our wholly-owned vessels. This revolving credit facility is reduced in 12 installments of consecutive six-month interval and a final $55.0 million repayment is due at maturity in 2025. This facility bears interest at LIBOR plus a margin of 2.0% per annum plus applicable mandatory costs. As of December 31, 2020 and December 31, 2019, the outstanding balance on this facility was $55.0 million and $100.0 million, respectively.
On June 27, 2019, the Group entered into a $100.0 million senior secured amortizing revolving credit facility with a syndicate of banks of which ABN Amro Bank also acting as Coordinator, Agent and Security Trustee. The facility, secured by the Oceania and the bunker inventory bought in anticipation of the new legislation starting in January 1, 2020, will mature on December 31, 2021 and carries a rate of LIBOR plus a margin of 2.10%. As of December 31, 2020 and December 31, 2019, the outstanding balance on this facility was $0.0 million and $70.0 million, respectively.

On August 28, 2019, the Group entered into a $700.0 million senior secured amortizing revolving credit facility with a syndicate of banks and Nordea Bank Norge SA acting as Agent and Security Trustee for the purpose of refinancing all remaining indebtedness under the $633.5 million senior secured loan facility. The credit facility will mature on January 31, 2026 carrying a rate of LIBOR plus margin of 1.95%. The facility is secured by 13 of our wholly-owned vessels. As of December 31, 2020 and December 31, 2019, the outstanding balance on this facility was $345.0 million and $560.0 million, respectively.

On September 11, 2020, the Group entered into a USD 713.0 million sustainability linked loan with specific targets to emission reduction. This facility is secured by 16 of our wholly-owned vessels, 9 VLCCs, 3 Suezmaxes and the 4 new VLCCs under construction at DSME. The credit facility will mature on March 31, 2026 and carries a rate of LIBOR plus a margin of 2.35%. The facility consist of (i) a revolver of 469.0 million to refinance the USD 340.0 million senior secured credit facility and part of the USD 750.0 million senior secured credit facility and (ii) a term loan of 244.0 million to finance the acquisition of 4 newbuilding VLCCs with delivery in Q1 2021. The revolver commitment includes terms with specific targets to reduce our GHG emissions with compliance being rewarded with a reduced interest coupon by five basis points. As of December 31, 2020, the outstanding balance on this facility was $185.0 million.

Undrawn borrowing facilities
At December 31, 2020, Euronav and its fully-owned subsidiaries have undrawn credit line facilities amounting to $940.4 million (2019: $753.1 million), of which is $100.0 million will mature within 12 months.
Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2020			December 31, 2019
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor + 2.25%	2021	—	—	—	43,447	43,447	42,859
Secured vessels Revolving loan 148M*	USD	libor + 2.25%	2021	—	—	—	133,962	—	—
Secured vessels Revolving loan 750M*	USD	libor + 1.95%	2022	45,958	—	(871)	322,340	130,000	128,205
Secured vessels Revolving loan 409.5M*	USD	libor + 2.25%	2023	175,605	65,000	63,997	212,459	90,000	88,328
Secured vessels loan 27.1M	USD	libor + 1.95%	2029	25,554	25,554	25,554	26,007	26,007	25,389
Secured vessels loan 81.4M	USD	libor + 1.50%	2029	57,667	57,667	55,918	64,452	64,452	62,970
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	59,007	59,007	59,007	63,635	63,635	63,635
Secured vessels loan 104.2M	USD	libor + 2.0%	2030	84,606	84,606	83,562	93,283	93,283	92,035
Secured vessels Revolving loan 200.0M*	USD	libor + 2.0%	2025	148,688	55,000	53,876	174,344	100,000	98,445
Secured vessels Revolving loan 100.0M*	USD	libor + 2.10%	2021	100,000	—	(479)	100,000	70,000	69,043
Secured vessels Revolving loan 700.0M*	USD	libor + 1.95%	2026	651,160	345,000	338,765	700,000	560,000	552,542
Secured vessels Revolving loan 713.0M*	USD	libor + 2.35%	2026	469,000	185,000	177,529	—	—	—
Unsecured bank facility 60M	USD	libor + 2.25%	2020	—	—	—	60,000	—	—
Total interest-bearing bank loans				1,817,246	876,834	856,860	1,993,928	1,240,824	1,223,451
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan. For further information, we refer to Note 19.
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.
Other notes

(in thousands of USD)				December 31, 2020			December 31, 2019
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	200,000	199,000	198,279	200,000	200,000	198,571
Total other notes				200,000	199,000	198,279	200,000	200,000	198,571

On June 14, 2019, the Group successfully completed a tap issue of $50 million under its existing senior unsecured bonds. The bonds have the same maturity date and carry the same coupon of 7.50%. The tap issue was priced at 101% of par value. Arctic Securities AS, DNB Markets and Nordea acted as joint lead managers in connection with the placement of the tap issue. The related transaction costs of $675,000 are amortized over the lifetime of the instrument using the effective interest rate method as well as the above par issuance of $500,000. In the course of the first quarter of 2020, the company bought back 10 notes of its USD 200 million fixed rate senior unsecured notes, due 2022. The face value of each cash bond is $100,000 and the company paid an average of $85,000.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP to act as dealer for a Treasury Notes Program with a maximum outstanding amount of 50 million Euro. On October 1, 2018, KBC has been appointed as an additional dealer in the agreement and the maximum amount has been increased from 50 million Euro to 150 million Euro. As of December 31, 2020, the outstanding amount was $38.7 million or 31.5 million Euro (December 31, 2019: $ 122.8 million or 109.3 million Euro). The Treasury Notes are issued on an as needed basis with different durations not exceeding 1 year, and initial pricing is set to 60 bps over Euribor. The company enters into FX forward contracts to manage the currency risks related to these instruments issued in Euro compared to the USD Group functional currency. The FX contracts have the same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On December 31, 2020, the fair value of these forward contracts amounted to $1.2 million (December 31, 2019: $1.3 million).

On December 30, 2019, the Company entered into a sale and leaseback agreement for three VLCCs. The three VLCCs are the Nautica (2008 – 307,284), Nectar (2008 – 307,284) and Noble (2008 – 307,284). The vessels were sold and were leased back under a 54-months bareboat contract at an average rate of $20,681 per day per vessel. In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred assets, and recognized a financial liability equal to the net transfer proceeds of $124.4 million. As of December 31, 2020, the outstanding amount was $112.7 million. At the end of the bareboat contract, the vessels will be redelivered to their new owners. Euronav may, at any time on and after the 1st anniversary, notify the owners by serving an irrevocable written notice at least three months prior to the proposed purchase option date of the charterers' intention to terminate this charter on the purchase option date and purchase the vessel from the owners for the applicable purchase option price.

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019

Less than one year	22,667	22,853
Between one and five years	56,545	79,211
Total future lease payables	79,211	102,064

Transaction and other financial costs
The heading 'Other changes' in the first table of this footnote reflects the recognition of directly attributable transaction costs as a deduction from the fair value of the corresponding liability, and the subsequent amortization of such costs. In 2020, the Group recognized $6.2 million of amortization of financing costs. The Group recognized $8.1 million of directly attributable transaction costs as a deduction from the fair value of the $713.0 million senior secured amortizing loan facility entered into September 11, 2020.
Interest expense on financial liabilities measured at amortized cost decreased during the year ended December 31, 2020, compared to 2019 (2020: $(-62.4) million, 2019: $(-84.4) million). This decrease was attributable to a decrease in the average outstanding debt during the year and was partially offset by an increase in the interest expenses on the sale and leaseback agreement for three VLCCs entered into December 30, 2019. Other financial charges increased in 2020 compared to 2019 (2020: $(-9.9) million, 2019: $(-7.5) million) which was primarily attributable to commitment fees paid for available credit lines.

Interest on lease liabilities (2020: $(-3.3) million, 2019: $ (-4.8) million) were recognized due to the adoption of IFRS 16 on January 1, 2019 (see Note 1.19).
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2019	1,560,002	148,166	60,342	105,736	1,941,697	(2,287)	(14,651)	335,764	4,134,769

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	986,755	50,500	—	—	—	—	—	—	1,037,255
Proceeds from issue of other borrowings (Note 16)	—	—	62,446	—	—	—	—	—	62,446
Purchase treasury shares (Note 14)	—	—	—	—	—	—	(30,965)	—	(30,965)
Proceeds from sale and leaseback agreement (Note 16)	—	—	124,425	—	—	—	—	—	124,425
Transaction costs related to loans and borrowings (Note 16)	(9,046)	(675)	—	—	—	—	—	—	(9,721)
Repayment of borrowings (Note 16)	(1,318,398)	—	—	—	—	—	—	—	(1,318,398)
Repayment of lease liabilities (Note 16)	—	—	—	(30,214)	—	—	—	—	(30,214)
Dividend paid	—	—	—	—	—	—	—	(26,015)	(26,015)
Total changes from financing cash flows	(340,689)	49,825	186,871	(30,214)	—	—	(30,965)	(26,015)	(191,187)

Other changes
Liability-related
Amortization of transaction costs (Note 16)	4,138	674	—	—	—	—	—	—	4,812
Amortization of above par issuance (Note 16)	—	(94)	—	—	—	—	—	—	(94)
Translation differences (Note 16)	—	—	—	102	—	—	—	—	102
Total liability-related other changes	4,138	580	—	102	—	—	—	—	4,820

Total equity-related other changes (Note 14)	—	—	—	—	—	(1,997)	—	110,309	108,312

Balance at December 31, 2019	1,223,451	198,571	247,213	75,624	1,941,697	(4,284)	(45,616)	420,058	4,056,714

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2019	1,223,451	198,571	247,213	75,624	1,941,697	(4,284)	(45,616)	420,058	4,056,714

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	630,000	—	—	—	—	—	—	—	630,000
Proceeds from issue of other borrowings (Note 16)	—	—	263,827	—	—	—	—	—	263,827
Proceeds from sale of treasury shares (Note 14)	—	—	—	—	—	—	(118,488)	—	(118,488)
Purchase treasury shares (Note 14)	—	—	—	—	—	—	—	—	—
Repayment of sale and leaseback liability (Note 16)	—	—	(22,853)	—	—	—	—	—	(22,853)
Transaction costs related to loans and borrowings (Note 16)	(8,083)	—	—	—	—	—	—	—	(8,083)
Repayment of borrowings (Note 16)	(993,989)	(1,000)	—	—	—	—	—	—	(994,989)
Repayment of commercial paper (Note 16)	—	—	(359,295)	—	—	—	—	—	(359,295)
Repayment of lease liabilities (Note 16)	—	—	—	(37,779)	—	—	—	—	(37,779)
Dividend paid	—	—	—	—	—	—	—	(352,041)	(352,041)
Total changes from financing cash flows	(372,072)	(1,000)	(118,321)	(37,779)	—	—	(118,488)	(352,041)	(999,701)

Other changes
Liability-related
Amortization of transaction costs (Note 16)	5,481	787	—	—	—	—	—	—	6,268
Amortization of above par issuance (Note 16)	—	(175)	—	—	—	—	—	—	(175)
Amortization of below par issuance (Note 16)	—	96	—	—	—	—	—	—	96
New leases (Note 16)	—	—	—	25,703	—	—	—	—	25,703
Interest expense (Note 6)	—	—	11,127	3,287	—	—	—	—	14,414
Translation differences (Note 16)	—	—	11,334	86	—	—	—	—	11,420
Total liability-related other changes	5,481	708	22,461	29,076	—	—	—	—	57,726

Total equity-related other changes (Note 14)	—	—	—	—	—	(2,237)	—	472,697	470,460

Balance at December 31, 2020	856,860	198,279	151,352.62	66,921.07	1,941,697	(6,521)	(164,104)	540,714	3,585,199